RELATED PARTY TRANSACTIONS - Disclosure of detailed information about key management personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Salaries and bonus	$ 542,558	$ 376,386	$ 160,869
Compensation expense-share-based payments	188,601	122,999	0
Key management personnel compensation	$ 731,159	$ 499,385	$ 160,869